Intangible assets and goodwill (Details 3 - Textual) - BRL (R$)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Feb. 01, 2020
Intangible assets and goodwill
Forecast period of financial projections	5 years
Impairment charges recognized of goodwill	R$ 0
Cash-generating units [member]
Intangible assets and goodwill
Estimated recoverable amount exceeded it carrying amount	R$ 2,026,583	R$ 661,000,000
Platform | Omnize Software Ltda.
Intangible assets and goodwill
Acquired intangible asset			R$ 4,400,000